Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Variable Interest Entities and Subsidiaries
As of December 31, 2021, the Company’s principal subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Gracell Biotechnologies Holdings Limited (“Gracell BVI”)	May 22, 2018	British Virgin Islands	100%	Investment holding
Gracell Biotechnologies (HK) Limited (“Gracell HK”)	June 7, 2018	Hong Kong	100%	Investment holding
Gracell Bioscience (Shanghai) Co., Ltd.	August 24, 2018	The PRC	100%	Research and development of innovative medicines
Gracell Biopharmaceuticals, Inc.	February 11, 2020	The United States of America	100%	Research and development of innovative medicines
Gracell Biomedicine (Shanghai) Co., Ltd.	August 19, 2020	The PRC	100%	Research and development of innovative medicines
Hainan Gracell Biomedicine Co., Ltd.	June 25, 2021	The PRC	100%	Research and development of innovative medicines
Suzhou Gracell Bioscience Co., Ltd.	July 12, 2021	The PRC	100%	Research and development of innovative medicines

VIE
Gracell Biotechnologies (Shanghai) Co., Ltd.	May 22, 2017	The PRC	—	Research and development of innovative medicines

VIE’s subsidiary
Suzhou Gracell Biotechnologies Co., Ltd. (“Suzhou Gracell”)	April 23, 2018	The PRC	—	Research and development of innovative medicines

Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries
The following financial information of the Group’s VIE and the VIE’s subsidiary as of December 31, 2020 and 2021 and for each of the three years in the period ended December 31, 2021 is includ
e
d in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	49,749	122,220	19,179
Short-term investments	18,743	3,615	567
Amounts due from Group c ompanies	48,505	65,705	10,311
Prepayments and other current assets	29,152	40,968	6,428

Total current assets	146,149	232,508	36,485
Property, equipment and software	78,401	60,944	9,564
Operating lease, right-of-use assets	—	4,827	757
Other non-current assets	9,744	7,983	1,253

TOTAL ASSETS	234,294	306,262	48,059

LIABILITIES
Current liabilities:
Amounts due to related parties	270,004	486,794	76,388
Accruals and other current liabilities	11,157	35,685	5,600
Short-term borrowings	49,990	66,100	10,373
Operating lease liabilities, current	—	4,367	685
Current portion of long-term borrowings	970	2,376	373

Total current liabilities	332,121	595,322	93,419
Amounts due to Group c ompanies	29,915	59,500	9,337
Long-term borrowings	51,926	54,349	8,528
Operating lease liabilities, non-current	—	730	115
TOTAL LIABILITIES	413,962	709,901	111,399

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Total revenue from Group c ompanies	6,604	16,906	16,226	2,546
Net loss	(83,066)	(100,195)	(225,650)	(35,409)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Net cash used in operating activities	(87,277)	(84,862)	(166,777)	(26,171)
Net cash generated from (used in) investing activities	59,281	(68,628)	(2,730)	(428)
Net cash generated from financing activities	58,259	161,086	241,978	37,972